Income Taxes Changes in Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in Unrecognized Tax Benefits [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Acquisition	$ 0	$ 28	$ 0
Balance at beginning of year	27	2	2
Additions attributable to tax positions taken in the current year	0	0	1
Additions attributable to tax positions taken in prior years	406	0	0
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	4	3	1
Balance at end of year	429	27	2
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 425